Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The American Funds Income Series
Entity Central Index Key	0000770161
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
U.S. Government Securities Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class A
Trading Symbol	AMUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class C
Trading Symbol	UGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.38% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class T [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class T
Trading Symbol	TUSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.37% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-1
Trading Symbol	UGSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.67% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-2
Trading Symbol	GVTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 17	0.35% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-3
Trading Symbol	USGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 11	0.23% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-A
Trading Symbol	CGTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.65% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-C
Trading Symbol	CGTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 71	1.42% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-E
Trading Symbol	CGTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.86% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-T
Trading Symbol	TSUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-1
Trading Symbol	CGTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.47% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-2
Trading Symbol	FSUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.37% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-3
Trading Symbol	FSUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 13	0.27% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-1
Trading Symbol	RGVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.32% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2
Trading Symbol	RGVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.32% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2E
Trading Symbol	RGEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.04% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-3
Trading Symbol	RGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-4
Trading Symbol	RGVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.59% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5E
Trading Symbol	RGVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.39% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - bClass R-5 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5
Trading Symbol	RGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.29% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-6
Trading Symbol	RGVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 11	0.23% *
*Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%	[1]
Net Assets	$ 23,133,000,000
Holdings Count | Holding	1,319
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 23,133
Total number of portfolio holdings	1,319
Portfolio turnover rate including mortgage dollar roll transactions	164%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.